SCHEDULE OF ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Expenses By Nature
Office and overhead costs	$ 623	$ 255	$ 1,225	$ 664
Salaries and wages	430	668	1,142	1,069
Corporate development and legal	44	200	112	274
Public company costs	54	32	116	81
Administrative expenses	$ 1,151	$ 1,155	$ 2,595	$ 2,088